Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended							3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2012 Series 1 Class B Units [Member]	Mar. 30, 2012 Series 1 Class B Units [Member] Minimum [Member]	Mar. 30, 2012 Series 1 Class B Units [Member] Maximum [Member]	Dec. 31, 2012 Series Two Class B Units [Member]	Dec. 31, 2012 Founders Units [Member]	Dec. 31, 2011 Founders Units [Member]	Dec. 31, 2010 Founders Units [Member]	Dec. 31, 2012 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Common Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yield accrued from a non voting units	8.00%
Aggregate accrued yield on the outstanding Preferred Units	$ 765.1
Service period				3 years				4 years
Aggregate purchase price of equity units acquired by management	0.4	2.8	1.7
Aggregate grant date fair value				0.2			0	0.3	1.9	1.1
Non-cash compensation expense included in SG&A expenses	0.9	2.3	3.4								0.9	2.3	3.4
Unamortized compensation related to unvested Founders Unit								1.7
Vesting period				3 years			4 years	4 years
Expected term of incentive units				3 years			3 years	1 year 4 months 24 days
Portion of incentive units to vest upon achievement of adjusted EBITDA					60.00%	100.00%
Adjusted EBITDA					500	558
Estimation of fair value, volatility rate				43.00%			24.00%
Estimation of fair value, risk-free rate				0.51%			0.36%
Discount for lack of marketability				28.00%
Vesting period following date of event as defined in agreement							1 year
Assumed discount for lack of marketability							17.50%
Common units purchased by Board members														40,000
Obligation for committed repurchases of redeemable equity units	$ 2.2	$ 1.7